RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
4. RESTRICTED CASH

Restricted cash was $0 and $224 thousand at December 31, 2011 and 2010, respectively. Restricted cash was cash held in an escrow account pursuant to the Tax Escrow Agreement, which was established during the quarter ended June 30, 2010 in connection with the Series B Convertible Preferred Stock financing transaction (see Note 11 to our Consolidated Financial Statements, appearing elsewhere in this prospectus). For the year ended December 31, 2011, the Company reduced the tax contingent liability by $224 thousand as the Company determined that it is improbable that it could be held liable for this amount owed related to the 2006 and 2007 tax years, which resulted in a $224 thousand gain recorded as other income (expense). As of December 31, 2011, the contingent tax liability was $0, reflecting that the Company no longer had any liability for the taxes not withheld.